As filed with the Securities and Exchange Commission on May 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 97.6%
Banks: 2.6%
10,700	The PNC Financial Services Group, Inc.	$930,900

Capital Goods: 12.2%
5,750	Cummins, Inc.	856,692
12,500	Emerson Electric Co.	835,000
11,000	Illinois Tool Works, Inc.	894,630
3,600	Precision Castparts Corp.	909,936
7,400	United Technologies Corp.	864,616
		4,360,874
Consumer Services: 2.6%
1,660	Chipotle Mexican Grill, Inc. *	942,963

Diversified Financials: 7.3%
9,175	American Express Co.	826,025
32,650	The Charles Schwab Corp.	892,325
4,500	IntercontinentalExchange, Inc.	890,235
		2,608,585
Energy: 7.6%
4,600	EOG Resources, Inc.	902,382
12,200	Noble Energy, Inc.	866,688
9,725	Schlumberger Ltd.	948,187
		2,717,257
Food, Beverage & Tobacco: 4.8%
10,000	Brown-Forman Corp.	896,900
23,925	Mondelez International, Inc.	826,609
		1,723,509

Health Care Equipment & Services: 5.0%
13,600	AmerisourceBergen Corp.	892,024
11,100	UnitedHealth Group, Inc.	910,089
		1,802,113

Household & Personal Products: 4.7%
14,300	Colgate-Palmolive Co.	927,641
11,000	Estée Lauder Companies, Inc. - Class A	735,680
		1,663,321
Materials: 7.1%
10,900	FMC Corp.	834,504
7,400	Monsanto Co.	841,898
6,600	Praxair, Inc.	864,402
		2,540,804
Media: 2.6%
11,750	The Walt Disney Co.	940,823

Pharmaceuticals, Biotechnology & Life Sciences: 7.2%
6,200	Celgene Corp. *	865,520
8,400	Johnson & Johnson	825,132
5,700	Perrigo Co.	881,562
		2,572,214
Retailing: 6.7%
14,500	Dollar Tree, Inc. *	756,610
10,600	The Home Depot, Inc.	838,778
13,400	The TJX Companies, Inc.	812,710
		2,408,098
Semiconductors & Semiconductor Equipment: 2.4%
16,100	Analog Devices, Inc.	855,554

Software & Services: 17.5%
15,000	Adobe Systems, Inc. *	986,100
17,000	Cognizant Technology Solutions Corp. *	860,370
15,900	eBay, Inc. *	878,316
16,400	Facebook, Inc. *	987,936
38,200	Fortinet, Inc. *	841,546
775	Google, Inc. *	863,745
3,900	Visa, Inc.	841,854
		6,259,867
Technology Hardware & Equipment: 5.0%
1,700	Apple, Inc.	912,458
11,325	QUALCOMM, Inc.	893,090
		1,805,548
Transportation: 2.3%
14,500	Canadian National Railway Co.	815,190

TOTAL COMMON STOCKS
(Cost $27,775,621)		34,947,620

SHORT-TERM INVESTMENTS: 5.3%
Money Market Funds: 5.3%
1,629,188	Invesco Short-Term Prime Portfolio - Institutional Class, 0.030% (a)	1,629,188
270,652	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.010% (a)	270,652
		1,899,840
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,899,840)		1,899,840

TOTAL INVESTMENTS IN SECURITIES: 102.9%
(Cost $29,675,461)		36,847,460
Liabilities in Excess of Other Assets: (2.9)%		(1,047,321)
TOTAL NET ASSETS: 100.0%		$35,800,139

*	Non-income producing security.
(a)	Seven-day yield as of March 31, 2014.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$29,675,461

Gross unrealized appreciation	7,195,358
Gross unrealized depreciation	(23,359)
Net unrealized appreciation	$7,171,999

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$34,947,620	$-	$-	$34,947,620
Short-Term Investments	1,899,840	-	-	1,899,840
Total Investments	$36,847,460	$-	$-	$36,847,460

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 89.3%
Banks: 4.2%
26,600	People's United Financial, Inc.	$395,542

Capital Goods: 8.0%
8,100	Fortune Brands Home & Security, Inc.	340,848
4,250	United Rentals, Inc. *	403,495
		744,343
Commercial & Professional Services: 3.3%
5,200	Verisk Analytics, Inc. *	311,792

Consumer Services: 4.3%
5,025	Las Vegas Sands Corp.	405,920

Energy: 4.0%
4,900	Phillips 66	377,594

Food & Staples Retailing: 4.1%
55,985	SUPERVALU, Inc. *	382,937

Health Care Equipment & Services: 4.2%
3,635	Teleflex, Inc.	389,817

Materials: 7.4%
3,000	Airgas, Inc.	319,530
15,800	Tronox Ltd.	375,566
		695,096
Media: 16.5%
12,600	Lions Gate Entertainment Corp.	336,798
6,500	The Madison Square Garden Co. *	369,070
12,100	Starz *	390,588
13,875	Twenty-First Century Fox, Inc.	443,584
		1,540,040
Pharmaceuticals, Biotechnology & Life Sciences: 4.4%
3,125	Valeant Pharmaceuticals International, Inc. *	411,969

Retailing: 7.5%
11,800	HSN, Inc.	704,814

Software & Services: 12.6%
9,300	Cardtronics, Inc. *	361,305
1,850	Equinix, Inc. *	341,954
14,200	VeriFone Systems, Inc. *	480,244
		1,183,503
Technology Hardware & Equipment: 5.2%
7,150	Palo Alto Networks, Inc. *	490,490

Transportation: 3.6%
2,250	Canadian Pacific Railway Ltd.	338,468

TOTAL COMMON STOCKS
(Cost $6,958,290)		8,372,325

REAL ESTATE INVESTMENT TRUSTS: 3.7%
4,200	American Tower Corp.	343,854

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $319,548)		343,854

SHORT-TERM INVESTMENTS: 3.2%
Money Market Fund: 3.2%
297,347	Invesco Short-Term Prime Portfolio - Institutional Class, 0.030% (a)	297,347

TOTAL SHORT-TERM INVESTMENTS
(Cost $297,347)		297,347

TOTAL INVESTMENTS IN SECURITIES: 96.2%
(Cost $7,575,185)		9,013,526
Other Assets in Excess of Liabilities: 3.8%		351,539
TOTAL NET ASSETS: 100.0%		$9,365,065

*	Non-income producing security.
(a)	Seven-day yield as of March 31, 2014.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$7,448,863

Gross unrealized appreciation	1,677,054
Gross unrealized depreciation	(112,391)
Net unrealized appreciation	$1,564,663

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Congress All Cap Opportunity Fund
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$8,372,325	$-	$-	$8,372,325
Real Estate Investment Trusts	343,854	-	-	343,854
Short-Term Investments	297,347	-	-	297,347
Total Investments	$9,013,526	$-	$-	$9,013,526

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 95.6%
Banks: 2.4%
25,000	Signature Bank *	$3,139,750

Capital Goods: 14.7%
70,000	A.O. Smith Corp.	3,221,400
75,000	Donaldson Company, Inc.	3,180,000
70,000	Hexcel Corp. *	3,047,800
27,000	Hubbell, Inc.	3,236,490
75,000	MasTec, Inc. *	3,258,000
13,000	W.W. Grainger, Inc.	3,284,580
		19,228,270
Commercial & Professional Services: 4.9%
55,000	Cintas Corp.	3,278,550
45,000	Equifax, Inc.	3,061,350
		6,339,900
Consumer Durables & Apparel: 7.4%
42,000	Carter's, Inc.	3,261,300
55,000	Jarden Corp. *	3,290,650
110,000	Wolverine World Wide, Inc.	3,140,500
		9,692,450
Consumer Services: 2.4%
120,000	Texas Roadhouse, Inc.	3,129,600

Diversified Financials: 2.6%
60,000	Raymond James Financial, Inc.	3,355,800

Energy: 4.9%
16,000	Core Laboratories N.V.	3,175,040
45,000	Oceaneering International, Inc.	3,233,700
		6,408,740
Food, Beverage & Tobacco: 4.9%
35,000	The Hain Celestial Group, Inc. *	3,201,450
46,000	Ingredion, Inc.	3,131,680
		6,333,130
Health Care Equipment & Services: 7.5%
25,000	The Cooper Companies, Inc.	3,434,000
28,000	Henry Schein, Inc. *	3,342,360
25,000	IDEXX Laboratories, Inc. *	3,035,000
		9,811,360
Household & Personal Products: 2.5%
47,000	Church & Dwight Co., Inc.	3,246,290

Materials: 5.0%
42,000	FMC Corp.	3,215,520
35,000	Sigma-Aldrich Corp.	3,268,300
		6,483,820

Pharmaceuticals, Biotechnology & Life Sciences: 4.7%
60,000	PAREXEL International Corp. *	3,245,400
30,000	United Therapeutics Corp. *	2,820,900
		6,066,300
Retailing: 12.4%
70,000	The Buckle, Inc.	3,206,000
21,000	O'Reilly Automotive, Inc. *	3,116,190
45,000	PetSmart, Inc.	3,100,050
45,000	Ross Stores, Inc.	3,219,750
53,100	Williams Sonoma, Inc.	3,538,584
		16,180,574
Semiconductor & Semiconductor Equipment: 2.7%
93,000	Skyworks Solutions, Inc. *	3,489,360

Software & Services: 11.7%
11,000	Alliance Data Systems Corp. *	2,996,950
45,000	Ansys, Inc. *	3,465,900
55,000	Jack Henry & Associates, Inc.	3,066,800
60,000	MICROS Systems, Inc. *	3,175,800
135,000	TIBCO Software, Inc. *	2,743,200
		15,448,650
Technology Hardware & Equipment: 2.4%
30,000	FEI Co.	3,090,600

Transportation: 2.5%
45,000	JB Hunt Transport Services, Inc.	3,236,400

TOTAL COMMON STOCKS
(Cost $111,227,068)		124,680,994

REAL ESTATE INVESTMENT TRUSTS: 2.6%
50,000	Camden Property Trust	3,367,000

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,290,083)		3,367,000

SHORT-TERM INVESTMENTS: 2.2%
Money Market Fund: 2.2%
2,825,525	Invesco Short-Term Prime Portfolio - Institutional Class, 0.030% (a)	2,825,525

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,825,525)		2,825,525

TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $117,342,676)		130,873,519
Liabilities in Excess of Other Assets: (0.4)%		(474,574)
TOTAL NET ASSETS: 100.0%		$130,398,945

*	Non-income producing security.
(a)	Seven-day yield as of March 31, 2014.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$117,203,351

Gross unrealized appreciation	13,793,000
Gross unrealized depreciation	(122,832)
Net unrealized appreciation	$13,670,168

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$124,680,994	$-	$-	$124,680,994
Real Estate Investment Trusts	3,367,000	-	-	3,367,000
Short-Term Investments	2,825,525	-	-	2,825,525
Total Investments	$130,873,519	$-	$-	$130,873,519

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date         5/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Elaine E. Richards
Elaine E. Richards, President

Date         5/23/14

By (Signature and Title)*                /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date         5/22/14
* Print the name and title of each signing officer under his or her signature.